                               OPPENHEIMER BARING CHINA FUND
                          Supplement dated January 6, 2009 to the
                           Prospectus dated September 26, 2008

     This supplement amends the Prospectus of Oppenheimer Baring China Fund (the
"Fund"), dated September 26, 2008, as follows:

1. The "Shareholder  Fees" and "Annual Fund Operating  Expenses" tables and related  footnotes  in the  section  titled  "Fees  and  Expenses  of the  Fund"
beginning  on page  seven are  deleted in their  entirety  and  replaced  by the following:

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Shareholder Fees (charges paid directly from your investment):
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----------------------------- ---------- --------- ---------- ---------- ----------
                              Class A    Class B   Class C    Class N    Class Y
                               Shares     Shares    Shares     Shares     Shares
----------------------------- ---------- --------- ---------- ---------- ----------
----------------------------- ---------- --------- ---------- ---------- ----------
Maximum Sales Charge (Load)     5.75%      None      None       None       None
on purchases
(as % of offering price)
----------------------------- ---------- --------- ---------- ---------- ----------
----------------------------- ---------- --------- ---------- ---------- ----------
Maximum Deferred Sales
Charge (Load) (as % of the
lower of the original          None(1)    5%(2)      1%(3)      1%(4)      None
offering price or
redemption proceeds)
----------------------------- ---------- --------- ---------- ---------- ----------
----------------------------- ---------- --------- ---------- ---------- ----------
Redemption Fee (as a
percentage of total             None       None      None       None       None
redemption proceeds)(5)
----------------------------- ---------- --------- ---------- ---------- ----------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-----------------------------------------------------------------------------------
--------------------------- ---------- ---------- ---------- ----------- ----------
                            Class A    Class B    Class C    Class N     Class Y
                             Shares     Shares     Shares      Shares     Shares
--------------------------- ---------- ---------- ---------- ----------- ----------
--------------------------- ---------- ---------- ---------- ----------- ----------
Management Fees               1.00%      1.00%      1.00%      1.00%       1.00%
--------------------------- ---------- ---------- ---------- ----------- ----------
--------------------------- ---------- ---------- ---------- ----------- ----------
Distribution and/or           0.19%      0.99%      1.00%      0.50%        N/A
Service (12b-1) Fees
--------------------------- ---------- ---------- ---------- ----------- ----------
--------------------------- ---------- ---------- ---------- ----------- ----------
Other Expenses(6)             0.35%      0.64%      0.40%      0.42%       0.12%
--------------------------- ---------- ---------- ---------- ----------- ----------
--------------------------- ---------- ---------- ---------- ----------- ----------
Total Annual Operating        1.54%      2.63%      2.40%      1.92%       1.12%
Expenses(7)
--------------------------- ---------- ---------- ---------- ----------- ----------
  1.  A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions.
      See "How to Buy Shares" for details.
  2.  Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
  3.  Applies to shares redeemed within 12 months of purchase.
  4.  May apply to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
  5.  The Fund's redemption fee was eliminated effective January 1, 2009. Prior to January 1, 2009, the redemption fee applied to the proceeds of Fund shares that were redeemed (either by selling the shares or exchanging them for shares of another Oppenheimer fund) within 30 days after their purchase.
  6.  "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual
      "Other Expenses" as a percentage of average daily net assets were 0.60%
      for Class B shares and 0.40% for Class N shares. The waiver reduced transfer agent fees by less than 0.01% of average daily net assets for Class C shares. The transfer agent fees did not exceed that expense limitation for
      Class A and Class Y shares.
  7.  The Manager has voluntarily agreed to waive its management fees and/or reimburse expenses such that "Total Annual Operating Expenses" for Class A,
      Class B, Class C, Class N, and Class Y shares do not exceed 1.60%, 2.35%,
      2.35%, 1.85%, and 1.35% of average daily net assets, respectively. This voluntary undertaking may be amended or withdrawn at any time. After all of the expense limitations and waivers/reimbursements described above, the actual "Total Annual Operating Expenses" as percentages of average daily net assets were 2.35 % for Class B, 2.35% for Class C and 1.85% for
      Class N. Total Annual Operating Expenses for Class A and Class Y shares were unchanged from the amounts shown in the table.

2.   The sub-section titled "How to Sell Shares-Redemption Fee," on page 30, is deleted in its entirety.

January 6, 2009                                                    PS0820.002